UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: March 31

Date of reporting period: July 13, 2022 (since inception) – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	AXS 1.25X NVDA Bear Daily ETF
Reporting Period:	07/13/2022 (since inception) through 6/30/2023

There have been no proxies voted on behalf of the Fund for the period 07/13/2022 (since inception) through 6/30/2023 because the Fund held non-voting securities.

Form N-PX	Proxy Voting Records
Fund Name:	AXS 1.5X PYPL Bull Daily ETF
Reporting Period:	07/13/2022 (since inception) through 6/30/2023

There have been no proxies voted on behalf of the Fund for the period 07/13/2022 (since inception) through 6/30/2023 because the Fund held non-voting securities.

Form N-PX	Proxy Voting Records
Fund Name:	AXS TSLA Bear Daily ETF
Reporting Period:	07/13/2022 (since inception) through 6/30/2023

There have been no proxies voted on behalf of the Fund for the period 07/13/2022 (since inception) through 6/30/2023 because the Fund held non-voting securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer
Date	August 23, 2023

*	Print the name and title of each signing officer under his or her signature.